Other non-current assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Other non-current assets, net
Prepayments on long-term assets	¥ 25,346	¥ 7,054
Deposits for rental	3,446	3,182
Others	1,445	3,032
Other noncurrent assets	30,237	13,268
Less: impairment	(825)	(3,354)
Other non-current assets, net	29,412	9,914		$ 4,206
Impairment loss on other non-current assets	¥ 0	¥ 0	¥ 72